SHARE-BASED PAYMENTS - Options granted by subsidiaries (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) installment $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2022 CNY (¥) shares
Number of options
Number of options, Granted (in shares)	0	0	0
2020 BEST Asia Plan
SHARE-BASED PAYMENTS
Shares authorized (in shares)			75,000,000
Contractual term (in years)			10 years
Weighted average grant-date fair value of equity awards granted | $ / shares	$ 0.04
Unrecognized compensation cost	$ 970			¥ 6,690
Number of options
Number of options, Beginning of the year (in shares)	38,614,000
Number of options, Granted (in shares)	16,855,000
Number of options, Forfeited/Expired (in shares)	(12,516,100)
Number of options, End of the year (in shares)	42,952,900	38,614,000
Vested and expected to vest, End of the year (in shares)	42,952,900			42,952,900
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share) | $ / shares	$ 0.01
Weighted-average exercise price, Granted (in dollars per share) | $ / shares	0.01
Weighted-average exercise price, Forfeited/Expired (in dollars per share) | $ / shares	0.01
Weighted-average exercise price, End of the year (in dollars per share) | $ / shares	0.01	$ 0.01
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	0.01
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares	0.06
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares	0.04
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share) | $ / shares	0.06
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares	0.06	$ 0.06
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 0.06
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	8 years 18 days	9 years 18 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $	$ 36,145	$ 32,494
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $	$ 36,145
2020 BEST Asia Plan | On the first anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested			25.00%
2020 BEST Asia Plan | After the first anniversary in thirty-six equal monthly installments
SHARE-BASED PAYMENTS
Percentage of shares vested			2.09%
2020 BEST Asia Plan | On the first, second, third and fourth anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested			100.00%
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member]
SHARE-BASED PAYMENTS
Shares authorized (in shares)	30,000,000			30,000,000
Contractual term (in years)	10 years
Number of options
Number of options, Beginning of the year (in shares)	0
Number of options, Granted (in shares)	13,150,000
Number of options, Forfeited/Expired (in shares)	(300,000)
Number of options, End of the year (in shares)	12,850,000	0
Vested and expected to vest, End of the year (in shares)	12,850,000			12,850,000
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | On the first anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested	25.00%
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | After the first anniversary in thirty-six equal monthly installments
SHARE-BASED PAYMENTS
Percentage of shares vested	2.09%
Number of equal monthly installment | installment	36
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | On the first, second, third and fourth anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested	100.00%